FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		18 Months Ended	24 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]
Income Taxes [Line Items]
Balance							$ 470	$ 0	$ 1,436
Fair value of derivatives								438		438
Changes in fair value of the derivative related to service agreement	(64)	1,674	(966)	1,048	82	18	(64)	998	(966)	998
Balance							$ 406	$ 1,436	$ 470	$ 1,436